SHARE OPTIONS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Nov. 11, 2020	Sep. 14, 2020	Apr. 24, 2020	Nov. 10, 2016	Nov. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 0.4	$ 0.4	$ 0.8
Share based compensation cost						$ 0.3	$ 0.5
Exercised (in shares)						50,000	305,000
Compensation costs not yet recognized						$ 1.6	$ 0.0
2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for Equity Incentive Plan (in shares)							305,000	75,000
2016 Share Option Scheme [Member] | Share options [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme					10 years
Term of share options	5 years	5 years	5 years	5 years
Vesting period	3 years	3 years		3 years
Vesting rate				33.33%
2016 Share Option Scheme [Member] | Share options [member] | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme [Member] | Share options [member] | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
2016 Share Option Scheme [Member] | Share options [member] | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate					33.33%
Senior management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised (in shares)						50,000	305,000
Share options [member] | Chief Executive Officer | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)			550,000
Vesting period			3 years
Share options [member] | Chief Financial Officer | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)		275,000
Share options [member] | Chief Commercial Officer | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	275,000
Share options [member] | Senior management [Member] | 2016 Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)				700,000
Exercise price (in dollars per share)				$ 4.20